Cover Page	Nov. 04, 2026
Cover [Abstract]
Entity Address, Address Line One	600 California Street
Entity Address, Postal Zip Code	94108
Entity Address, Address Line Two	Suite 1800
Entity Address, State or Province	CA
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	Sunrun Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37511
Entity Tax Identification Number	26-2841711
Entity Address, City or Town	San Francisco
City Area Code	415
Local Phone Number	580-6900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	RUN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001469367
Amendment Flag	false